Nature of Expenses - Schedule of Research and Development Expenses (Details) - Research and Development Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	$ 4,614	$ 5,264	$ 3,693
Clinical validation	3,539	2,506	765
Lab consumables	1,056	1,378	639
Depreciation	445	563	428
Patent expenses	144	148	83
External collaborator fees	95	83	199
Other expenses	457	610	569
Total research and development expenses	$ 10,350	$ 10,552	$ 6,376